U.S. Government Money Market Fund Performance Management - Class A and Class C [Member] - U.S. Government Money Market Fund	Aug. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The bar chart below shows the performance of shares of the Fund from year to year. The Fund began operating as a "government money market fund" as that term is defined by Rule 2a-7 on May 1, 2016. While the Fund primarily invested in government securities prior to May 1, 2016, it was not required to invest 99.5% of its total assets in government securities, cash, or fully collateralized repurchase agreements. As a result, the performance information presented below for periods prior to May 1, 2016 may have differed if the current investment strategy had been in effect during those periods. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.The performance information shown below is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the performance of shares of the Fund from year to year.
Bar Chart Narrative [Text Block]	The performance information shown below is based on a calendar year.
Bar Chart Closing [Text Block]	During the periods shown in the chart above:Quarter EndedReturnYear-to-Date (not reflected in chart above)June 30, 20251.63%Highest QuarterJune 30, 20241.10%Lowest QuarterMarch 31, 20150.00%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2024)
Performance Table Closing [Text Block]	Call 800.820.0888 for the U.S. Government Money Market Fund’s current yield.
Money Market Seven Day Yield, Caption [Optional Text]	YIELD
Money Market Seven Day Yield Phone	800.820.0888
Performance Availability Website Address [Text]	www.guggenheiminvestments.com
Performance Availability Phone [Text]	800.820.0888
Money Market
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date (not reflected in chart above)
Bar Chart, Year to Date Return	1.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.10%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2015